Cash and balances with central banks	12 Months Ended
Dec. 31, 2019
Cash and balances with central banks [abstract]
Cash and balances with central banks

Assets

1 Cash and balances with central banks

Cash and balances with central banks
	2019	2018
Amounts held at central banks	51,178	47,655
Cash and bank balances	2,024	2,333
	53,202	49,987

The movement in Cash and balances with central banks reflects ING’s active liquidity management. Amounts held at central banks reflect on demand balances.

Reference is made to Note 42 ‘Assets not freely disposable’ for restrictions on Cash balances with central banks.